Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended
	Nov. 30, 2023	Nov. 29, 2023	Aug. 31, 2022	Aug. 17, 2022	Dec. 31, 2023	Sep. 30, 2022	Jan. 31, 2024	Oct. 31, 2022	Feb. 29, 2024	Nov. 30, 2022	Mar. 31, 2024	Dec. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	May 31, 2024	Feb. 28, 2023	Jun. 30, 2024	Mar. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Aug. 31, 2024	May 31, 2023	Sep. 30, 2024	Jun. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Nov. 30, 2024	Aug. 30, 2023	Dec. 31, 2024	Sep. 30, 2023	Jan. 31, 2025	Oct. 31, 2023	Feb. 28, 2025	Nov. 30, 2023	Mar. 31, 2025	Dec. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	May 31, 2025	Feb. 29, 2024	Jun. 30, 2025	Mar. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025
Aztlan Global Stock Selection DM SMID ETF
Account Value [Line Items]
Accumulated Value			$ 9,626	$ 10,000		$ 9,050		$ 9,685		$ 10,488		$ 9,895		$ 10,660		$ 10,224		$ 10,303		$ 10,219		$ 9,845		$ 10,535		$ 11,070		$ 10,571		$ 9,883		$ 9,534		$ 10,365		$ 10,918		$ 10,860		$ 10,900		$ 10,815		$ 10,500	$ 11,040	$ 10,773	$ 11,084	$ 11,750	$ 12,354	$ 11,682	$ 12,513	$ 11,667	$ 12,189	$ 11,927	$ 11,700	$ 12,179	$ 13,149	$ 13,863	$ 13,960
Aztlan North America Nearshoring Stock Selection ETF
Account Value [Line Items]
Accumulated Value	$ 10,141	$ 10,000			$ 11,023		$ 10,612		$ 10,782		$ 10,984		$ 10,016		$ 10,411		$ 10,303		$ 11,101		$ 11,118		$ 11,346		$ 11,067		$ 11,772		$ 10,333		$ 10,811		$ 10,721		$ 10,171		$ 10,146		$ 10,844		$ 10,973		$ 10,701
Solactive Aztlan Global Developed Markets SMID Cap Index
Account Value [Line Items]
Accumulated Value			9,677	10,000		9,070		9,734		10,389		9,934		10,671		10,300		10,381		10,288		9,968		10,711		11,303		10,798		10,123		9,666		10,593		11,240		11,239		11,216		11,194		10,972	11,469	11,198	11,610	12,269	12,917	12,241	13,151	12,347	12,918	12,622	12,360	12,925	13,919	14,679	14,888
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,041	10,000	9,260	10,000	10,497	8,407	10,673	9,088	11,243	9,596	11,605	9,043	11,131	9,611	11,683	9,377	12,102	9,721	12,250	9,873	12,547	9,915	12,815	10,571	12,698	10,910	13,444	10,737	13,123	10,225	13,489	10,010	13,313	10,924	12,563	11,420	12,478	11,612	13,263	12,232	13,937	12,626	14,250	12,110	12,710	13,166	13,327	13,650	13,941	13,815	14,626	14,277	14,675	14,483	13,667	13,575	14,429	15,163	15,503
MSCI World SMID Cap Index Gross Total Return
Account Value [Line Items]
Accumulated Value			$ 9,386	$ 10,000		$ 8,428		$ 9,058		$ 9,692		$ 9,382		$ 10,210		$ 9,971		$ 9,806		$ 9,829		$ 9,537		$ 10,134		$ 10,599		$ 10,216		$ 9,719		$ 9,168		$ 10,067		$ 10,902		$ 10,697		$ 11,083		$ 11,523		$ 10,993	$ 11,399	$ 11,207	$ 11,838	$ 12,041	$ 12,309	$ 11,989	$ 12,736	$ 12,001	$ 12,466	$ 12,199	$ 11,801	$ 11,914	$ 12,591	$ 13,123	$ 13,259
Aztlan North America Nearshoring Price Return Index
Account Value [Line Items]
Accumulated Value	$ 10,133	$ 10,000			$ 11,037		$ 10,633		$ 10,812		$ 11,025		$ 10,058		$ 10,462		$ 10,363		$ 11,174		$ 11,256		$ 11,504		$ 11,226		$ 11,950		$ 10,498		$ 11,000		$ 10,911		$ 10,365		$ 10,348		$ 11,069		$ 11,223		$ 10,949